Subsequent Events - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 02, 2023	Dec. 31, 2022	Dec. 31, 2022
Subsequent Event [Line Items]
Issuance of common stock in connection with common stock purchase agreement			$ 829,469
Advanced deposits received		$ 1,500,000
Deferred issuance costs		90,047	90,047
Advanced deposits classified as current restricted cash		$ 1,500,000	$ 1,500,000
Subsequent Event [Member] | 2023 Private Placement Warrant
Subsequent Event [Line Items]
Excercise price of warrants	$ 1.23
Issuance of common stock in connection with common stock purchase agreement	$ 3,600,000
Price per unit	$ 0.25
Subsequent Event [Member] | 2023 PIPE Purchase Agreement
Subsequent Event [Line Items]
Units issued	2,406,242
Price per unit	$ 1.48
Subsequent Event [Member] | 2023 PIPE Warrant
Subsequent Event [Line Items]
Class of warrants or rights expiration period	5 years